Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 14	$ (29)
Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax	1,411	1,411	$ 1,411
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 5	$ 40	$ 32